Inventories (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Crude oil and refinery feedstocks	$ 3.5	$ 9.1	$ 24.3
Refined products	118.6	109.1	102.7
Merchandise	19.6	21.1	14.8
Supplies and sundry items	14.5	14.8	14.6
Total	$ 156.2	$ 154.1	$ 156.4